Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary Of Assumptions Used For Fair Values Of The Restricted Shares Estimated On The Grant Date
The fair value of the restricted shares was estimated on the grant date for employees’ restricted shares or the performance completion date for non-employees’
restricted shares using income approach-discounted cash flow method with the following assumptions used.

December 3, 2018
Weight average cost of capital (“WACC”)	15%
Discount for lack of marketability (“DLOM”)	12%
Fair value of each restricted share	RMB13.80